BUSINESS COMBINATIONS (Details) - Schedule of business acquisition, pro forma information $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule of business acquisition, pro forma information [Abstract]
Net Sales	$ 12,774
Loss from operations, before income taxes	$ (43,432)